BlackRock U.S. Government Bond V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited)
March 31, 2021
Security
Par (000)
Par (000) Value
Asset-Backed Securities — 2.2%
(a)
Dryden XXVIII Senior Loan Fund, Series 2013-
28A, Class A1LR, (LIBOR USD 3 Month +
1.20%), 1.39%, 08/15/30
(b)
.......... USD 700 $ 699,502
Progress Residential Trust, Series 2017-SFR1,
Class A, 2.77%, 08/17/34 ........... 99 99,970
Romark WM-R Ltd., Series 2018-1A, Class
A1, (LIBOR USD 3 Month + 1.03%), 1.25%,
04/20/31
(b)
..................... 495 494,306
Total Asset-Backed Securities — 2.2%
(Cost: $1,294,043) .............................. 1,293,778
Foreign Government Obligations — 3.8%
China — 3.7%
People's Republic of China:
1.99%, 04/09/25 ................. CNY 7,690 1,123,128
2.68%, 05/21/30 ................. 7,150 1,039,709
2,162,837
Russia — 0.1%
Russian Federation:
7.75%, 09/16/26 ................. RUB 1,817 25,218
7.65%, 04/10/30 ................. 1,106 15,327
8.50%, 09/17/31 ................. 190 2,793
43,338
Total Foreign Government Obligations — 3.8%
(Cost: $2,136,688) .............................. 2,206,175
Non-Agency Mortgage-Backed Securities — 7.1%
Commercial Mortgage-Backed Securities — 6.4%
280 Park Avenue Mortgage Trust, Series
2017-280P, Class A, (LIBOR USD 1 Month +
0.88%), 0.99%, 09/15/34
(a)(b)
......... USD 139 139,042
BANK
(b)
:
Series 2020-BN25, Class B, 3.04%,
01/15/63 .................... 13 13,338
Series 2020-BN26, Class B, 2.91%,
03/15/63 .................... 183 182,440
Benchmark Mortgage Trust, Series 2020-B20,
Class B, 2.53%, 10/15/53 ........... 42 40,908
BFLD Trust, Series 2020-EYP, Class A, (LIBOR
USD 1 Month + 1.15%), 1.26%, 10/15/35
(a)(b)
143 144,259
BX Commercial Mortgage Trust
(a)
:
Series 2019-XL, Class A, (LIBOR USD 1
Month + 0.92%), 1.03%, 10/15/36
(b)
.. 103 103,521
Series 2019-XL, Class D, (LIBOR USD 1
Month + 1.45%), 1.56%, 10/15/36
(b)
.. 282 282,153
Series 2020-FOX, Class B, (LIBOR USD 1
Month + 1.35%), 1.46%, 11/15/32
(b)
.. 153 153,292
Series 2020-VIV4, Class A, 2.84%, 03/09/44 198 200,880
BX Trust
(a)
:
Series 2019-OC11, Class A, 3.20%,
12/09/41 .................... 300 313,470
Series 2021-MFM1, Class C, (LIBOR USD 1
Month + 1.20%), 1.31%, 01/15/34
(b)
.. 36 35,957
Citigroup Commercial Mortgage Trust:
Series 2016-P6, Class B, 4.24%, 12/10/49
(b)
55 57,454
Series 2020-420K, Class A, 2.46%,
11/10/42
(a)
................... 150 147,525
Commercial Mortgage Trust:
Series 2017-COR2, Class AM, 3.80%,
09/10/50 .................... 22 23,851
Series 2017-PANW, Class A, 3.24%,
10/10/29
(a)
................... 440 457,356
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Capital Certificates,
Series 2020-NET, Class A, 2.26%,
08/15/37
(a)
..................... USD 100 $ 101,756
CSAIL Commercial Mortgage Trust:
Series 2018-CX11, Class A5, 4.03%,
04/15/51
(b)
................... 51 56,633
Series 2019-C16, Class A3, 3.33%,
06/15/52 .................... 244 260,529
Series 2019-C17, Class C, 3.93%, 09/15/52 85 84,332
GCT Commercial Mortgage Trust, Series
2021-GCT, Class A, (LIBOR USD 1 Month +
0.80%), 0.91%, 02/15/38
(a)(b)
......... 100 100,019
GS Mortgage Securities Corp. Trust, Series
2020-TWN3, Class A, (LIBOR USD 1 Month
+ 2.00%), 2.11%, 11/15/37
(a)(b)
........ 308 309,334
Hudson Yards Mortgage Trust, Series 2019-
30HY, Class D, 3.44%, 07/10/39
(a)(b)
.... 101 103,197
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2020-609M, Class
A, (LIBOR USD 1 Month + 1.37%), 1.48%,
10/15/33
(a)(b)
.................... 100 100,249
KKR Industrial Portfolio Trust, Series 2020-AIP,
Class A, (LIBOR USD 1 Month + 1.04%),
1.14%, 03/15/37
(a)(b)
............... 38 37,628
Morgan Stanley Capital I Trust:
Series 2018-H3, Class A5, 4.18%, 07/15/51 30 33,573
Series 2018-H3, Class B, 4.62%, 07/15/51
(b)
39 42,834
Series 2018-SUN, Class A, (LIBOR USD 1
Month + 0.90%), 1.01%, 07/15/35
(a)(b)
. 145 144,911
Series 2020-HR8, Class AS, 2.30%,
07/15/53 .................... 18 17,659
Series 2020-HR8, Class B, 2.70%, 07/15/53 21 21,155
3,709,255
Interest Only Commercial Mortgage-Backed Securities — 0.7%
(b)
Benchmark Mortgage Trust, Series 2020-B20,
Class XA, 1.63%, 10/15/53 .......... 1,168 126,485
CSAIL Commercial Mortgage Trust, Series
2019-C16, Class XA, 1.56%, 06/15/52 .. 1,730 172,851
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.49%, 10/15/52 ...... 1,009 98,556
397,892
Total Non-Agency Mortgage-Backed Securities — 7.1%
(Cost: $4,139,985) .............................. 4,107,147
U.S. Government Sponsored Agency Securities — 62.2%
Agency Obligations — 1.0%
Federal Home Loan Bank, 4.00%, 04/10/28 . 500 586,727
Collateralized Mortgage Obligations — 0.4%
Federal National Mortgage Association, Series
2011-8, Class ZA, 4.00%, 02/25/41 ..... 120 127,021
Government National Mortgage Association
Variable Rate Notes, Series 2014-107, Class
WX, 6.79%, 07/20/39
(b)
............. 101 117,742
244,763
Commercial Mortgage-Backed Securities — 0.7%
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
:
Series 2019-SB60, Class A10F,
3.31%, 01/25/29 ............... 204 213,473
Series 2019-SB61, Class A10F,
3.17%, 01/25/29 ............... 158 163,513

BlackRock U.S. Government Bond V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Government National Mortgage Association,
Series 2019-7, Class V, 3.00%, 05/16/35 . USD 20 $ 21,448
398,434
Interest Only Collateralized Mortgage Obligations — 0.4%
Federal National Mortgage Association:
Series 2020-32, 4.00%, 05/25/50 ...... 156 22,406
Series 2020-32, Class PI, 4.00%, 05/25/50 176 27,965
Government National Mortgage Association:
Series 2020-115, Class IM, 3.50%, 08/20/50 193 24,412
Series 2020-146, Class DI, 2.50%, 10/20/50 196 23,721
Series 2020-162, Class TI, 2.50%, 10/20/50 395 52,278
Series 2020-175, Class DI, 2.50%, 11/20/50 99 12,986
Series 2020-185, Class MI, 2.50%, 12/20/50 298 41,655
205,423
Interest Only Commercial Mortgage-Backed Securities — 1.2%
Federal Home Loan Mortgage Corp., Series
2015-K718, Class X2A, 0.10%, 02/25/48
(a)
19,415 6,916
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes
(b)
:
Series K094, Class X1, 0.88%, 06/25/29 . 210 13,455
Series K105, Class X1, 1.52%, 01/25/30 . 769 88,798
Series K107, Class X1, 1.59%, 01/25/30 . 185 22,471
Series K109, Class X1, 1.58%, 04/25/30 . 141 17,170
Series K113, Class X1, 1.39%, 06/25/30 . 200 21,877
Series K115, Class X1, 1.33%, 06/25/30 . 199 20,935
Series K116, Class X1, 1.43%, 07/25/30 . 107 11,882
Series K119, Class X1, 0.93%, 09/25/30 . 181 13,622
Series K120, Class X1, 1.04%, 10/25/30 . 965 80,357
Series K122, Class X1, 0.88%, 11/25/30 . 256 18,496
Government National Mortgage Association
Variable Rate Notes
(b)
:
Series 2002-83, 0.00%, 10/16/42 ...... 444 4
Series 2003-17, 0.00%, 03/16/43 ...... 482 5
Series 2003-109, 0.00%, 11/16/43 ..... 792 31
Series 2016-22, 0.79%, 11/16/55 ...... 1,824 67,309
Series 2016-45, 0.91%, 02/16/58 ...... 862 44,291
Series 2016-92, 0.84%, 04/16/58 ...... 254 12,232
Series 2016-113, (LIBOR USD 1 Month +
0.00%), 1.15%, 02/16/58 ......... 1,051 72,123
Series 2016-151, 1.03%, 06/16/58 ..... 750 45,908
Series 2017-30, 0.63%, 08/16/58 ...... 404 16,093
Series 2017-44, 0.67%, 04/17/51 ...... 459 19,413
Series 2017-53, 0.65%, 11/16/56 ...... 1,615 73,506
Series 2017-61, 0.70%, 05/16/59 ...... 361 18,879
Series 2017-64, 0.76%, 11/16/57 ...... 218 11,897
697,670
Mortgage-Backed Securities — 58.5%
Federal Home Loan Mortgage Corp.:
2.50%, 03/01/30 - 04/01/31 .......... 149 155,978
3.00%, 09/01/27 - 12/01/46 .......... 327 347,341
3.50%, 04/01/31 - 01/01/48 .......... 373 406,184
4.00%, 08/01/40 - 12/01/45 .......... 55 60,945
4.50%, 02/01/39 - 07/01/47 .......... 158 177,132
5.00%, 10/01/41 - 11/01/41 .......... 107 124,110
5.50%, 06/01/41 ................. 80 93,710
8.00%, 12/01/29 - 07/01/30 .......... 18 21,474
Federal National Mortgage Association:
3.50%, 11/01/46 ................. 129 139,328
4.00%, 01/01/41 ................. 5 5,527
Government National Mortgage Association:
2.00%, 04/15/51
(c)
................ 943 952,135
2.50%, 04/15/51
(c)
................ 1,009 1,041,289
3.00%, 02/15/45 - 09/20/50 .......... 407 426,554
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
3.00%, 04/15/51
(c)
................ USD 1,510 $ 1,573,054
3.50%, 01/15/42 - 10/20/46 .......... 1,571 1,684,253
3.50%, 04/15/51
(c)
................ 290 305,518
4.00%, 09/20/40 - 05/20/50 .......... 488 531,095
4.00%, 04/15/51
(c)
................ 156 165,996
4.50%, 12/20/39 - 02/15/42 .......... 735 826,164
5.00%, 12/15/38 - 07/20/42 .......... 68 78,328
5.00%, 04/15/51
(c)
................ 126 137,933
5.50%, 01/15/34 ................. 270 305,803
Uniform Mortgage-Backed Securities:
1.50%, 04/25/36 - 04/25/51
(c)
......... 904 888,161
2.00%, 10/01/31 - 03/01/32 .......... 86 88,222
2.00%, 04/25/36 - 05/25/51
(c)
......... 5,066 5,083,359
2.50%, 04/01/30 - 12/01/50 .......... 690 722,626
2.50%, 04/25/36 - 06/25/51
(c)
......... 5,838 5,984,805
3.00%, 04/01/29 - 09/01/50 .......... 3,648 3,845,883
3.00%, 04/25/36 - 04/25/51
(c)
......... 548 571,352
3.50%, 04/01/29 - 08/01/50 .......... 1,525 1,648,188
3.50%, 04/25/51
(c)
................ 995 1,051,372
4.00%, 01/01/26 - 06/01/50 .......... 1,119 1,228,539
4.00%, 04/25/36 - 04/25/51
(c)
......... 528 1,168,776
4.50%, 05/01/24 - 04/01/49 .......... 715 788,674
4.50%, 04/25/51
(c)
................ 614 668,397
5.00%, 09/01/35 - 08/01/41 .......... 159 183,088
5.00%, 04/25/51
(c)
................ 3 3,323
5.50%, 05/01/34 - 12/01/39 .......... 168 196,196
6.00%, 04/01/35 - 06/01/41 .......... 188 221,111
6.50%, 05/01/40 ................. 34 40,617
33,942,540
Total U.S. Government Sponsored Agency Securities — 62.2%
(Cost: $35,899,329) .............................. 36,075,557
U.S. Treasury Obligations — 48.7%
U.S. Treasury Bonds:
4.25%, 05/15/39 - 11/15/40 .......... 212 278,912
4.50%, 08/15/39 ................. 170 230,217
4.38%, 11/15/39 ................. 170 227,216
4.63%, 02/15/40 ................. 42 57,922
3.88%, 08/15/40 ................. 42 52,956
3.13%, 02/15/43 ................. 660 750,930
2.88%, 05/15/43 - 11/15/46 .......... 1,290 1,410,328
3.63%, 08/15/43 ................. 660 810,073
3.75%, 11/15/43 ................. 660 825,516
2.50%, 02/15/45 ................. 154 157,212
2.75%, 11/15/47 ................. 154 164,654
3.00%, 02/15/48 ................. 784 878,845
2.25%, 08/15/49 ................. 815 788,099
1.63%, 11/15/50 ................. 85 70,829
U.S. Treasury Inflation Linked Notes,
0.13%, 01/15/31
(d)
................ 844 908,565
U.S. Treasury Notes:
1.13%, 07/31/21
(d)
................ 2,840 2,850,206
1.75%, 07/31/21 - 11/15/29 .......... 4,430 4,496,729
1.50%, 01/31/22 - 02/15/30 .......... 4,401 4,474,331
2.13%, 12/31/22 - 05/15/25 .......... 2,650 2,774,600
0.50%, 03/15/23 - 05/31/27 .......... 873 859,430
0.25%, 04/15/23 ................. 214 214,309
2.25%, 11/15/24 - 08/15/27 .......... 1,627 1,724,916
2.00%, 02/15/25 ................. 1,580 1,664,123
0.38%, 04/30/25 ................. 367 362,398
0.63%, 03/31/27 ................. 146 141,158
2.88%, 08/15/28 ................. 380 417,970
3.13%, 11/15/28 ................. 380 424,962

BlackRock U.S. Government Bond V.I. Fund

(Percentages shown are based on Net Assets)
Schedule of Investments
(unaudited) (continued)
March 31, 2021
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.63%, 08/15/29 ................. USD 266 $ 266,946
Total U.S. Treasury Obligations — 48.7%
(Cost: $27,957,033) .............................. 28,284,352
Total Long-Term Investments — 124.0%
(Cost: $71,427,078) .............................. 71,967,009
Short-Term Securities — 12.8%
Certificates of Deposit — 2.1%
Yankee — 2.1%
(e)
Credit Suisse AG, New York, 0.30%, 09/01/21 1,200 1,200,507
Total Certificates of Deposit — 2.1%
(Cost: $1,200,000) .............................. 1,200,507
Shares
Shares
Money Market Funds — 2.3%
BlackRock Liquidity Funds, T-Fund, Institutional
Class, 0.01%
(f)*
.................. 1,325,851 1,325,851
Total Money Market Funds — 2.3%
(Cost: $1,325,851) .............................. 1,325,851
Par (000)
Pa r (000)
U.S. Government Sponsored Agency Securities — 8.4%
Federal Home Loan Bank Discount Notes,
0.03%, 09/22/21
(g)
............... 4,900 4,899,053
Total U.S. Government Sponsored Agency Securities — 8.4%
(Cost: $4,899,171) .............................. 4,899,053
Total Short-Term Securities — 12.8%
(Cost: $7,425,022) .............................. 7,425,411
Total Options Purchased — 0.3%
(Cost: $94,923) ................................ 193,386
Total Investments Before Options Written and TBA Sale
Commitments — 137.1%
(Cost: $78,947,023 ) .............................. 79,585,806
Total Options Written — (0.1)%
(Premium Received — $32,675) ..................... (32,113)
Security
Par (000)
Pa r (000) Value
TBA Sale Commitments — (17.0)%
(c)
Mortgage-Backed Securities — (17.0)%
Government National Mortgage Association:
3.00% ,  04/15/51 ................. USD 219 $ (228,145)
3.50% ,  04/15/51 - 05/15/51 .......... 614 (648,173)
4.00% ,  04/15/51 ................. 28 (29,890)
4.50% ,  04/15/51 ................. 189 (204,415)
Uniform Mortgage-Backed Securities:
2.00% ,  04/25/36 - 05/25/51 .......... 2,864 (2,869,136)
2.50% ,  04/25/36 - 05/25/51 .......... 2,643 (2,714,878)
3.00% ,  04/25/36 - 05/25/51 .......... 923 (961,551)
3.50% ,  04/25/36 - 04/25/51 .......... 372 (395,217)
4.00% ,  04/25/36 - 04/25/51 .......... 250 (291,937)
1.50% ,  04/25/51 - 05/25/51 .......... 1,430 (1,380,247)
4.50% ,  04/25/51 ................. 127 (138,251)
Total TBA Sale Commitments — (17.0)%
(Proceeds: $9,903,821) ........................... (9,861,840)
Total Investments Net of Options Written and TBA Sale
Commitments — 120.0%
(Cost: $69,010,527 ) .............................. 69,691,853
Liabilities in Excess of Other Assets — (20.0)% ........... (11,633,515)
Net Assets — 100.0% .............................. $ 58,058,338
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Represents or includes a TBA transaction.
(d)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(e)
Issuer is a U.S. branch of a foreign domiciled bank.
(f)
Annualized 7-day yield as of period end.
(g)
Rates are discount rates or a range of discount rates as of period end.
*

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
*
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/20
Purchases at
Cost
Proceeds from
Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/21
Shares
Held at
03/31/21 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class
(a)
.. $ 2,156,232 $ — $ (830,381) $ — $ — $ 1,325,851 1,325,851 $ 63 $ —
— —
(a)
Represents net amount purchased (sold).
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Deutsche Bank Securities,
Inc. .............. 0.05% 03/31/21 04/01/21   $ 907,200 $ 907,201 U.S. Treasury Obligations Overnight
Deutsche Bank Securities,
Inc. .............. 0.05 03/31/21 04/01/21   2,854,200 2,854,204 U.S. Treasury Obligations Overnight
$ 3,761,400 $ 3,761,405

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury Long Bond .................................................... 10 06/21/21 $ 1,548 $ (943)
U.S. Treasury 2 Year Note .................................................... 51 06/30/21 11,258 (3,082)
U.S. Treasury 5 Year Note .................................................... 38 06/30/21 4,691 (42,859)
(46,884)
Short Contracts
U.S. Treasury 10 Year Ultra Note ............................................... 22 06/21/21 3,165 54,503
U.S. Treasury Ultra Bond .................................................... 2 06/21/21 364 591
90-day Eurodollar ......................................................... 12 09/19/22 2,989 1,783
90-day Eurodollar ......................................................... 4 09/18/23 990 1,494
90-day Eurodollar ......................................................... 2 06/17/24 492 1,260
59,631
$ 12,747
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
MXN 205,232 USD 10,000 BNP Paribas SA 04/22/21 $ 22
MXN 208,108 USD 10,000 State Street Bank and Trust Co. 04/22/21 163
RUB 765,289 USD 10,000 UBS AG 04/22/21 103
USD 11,922 EUR 10,000 Banco Santander SA 04/22/21 191
USD 10,000 INR 731,590 Goldman Sachs International 04/22/21 36
USD 10,000 JPY 1,090,996 JPMorgan Chase Bank NA 04/22/21 145
ZAR 150,499 USD 10,000 Standard Chartered Bank 04/22/21 172
RUB 497,155 USD 6,523 Barclays Bank plc 05/19/21 21
RUB 204,822 USD 2,695 Citibank NA 05/19/21 1
RUB 449,894 USD 5,878 Credit Suisse International 05/19/21 43
RUB 672,873 USD 8,796 UBS AG 05/19/21 59
USD 2,581 RUB 191,978 Bank of America NA 05/19/21 54
USD 2,559 RUB 190,798 Barclays Bank plc 05/19/21 48
USD 84,335 RUB 6,275,182 Citibank NA 05/19/21 1,748
USD 13,388 RUB 996,267 Goldman Sachs International 05/19/21 276
USD 5,154 RUB 383,957 UBS AG 05/19/21 101
MXN 223,562 USD 10,405 Citibank NA 05/26/21 470
MXN 136,376 USD 6,377 HSBC Bank plc 05/26/21 258
USD 21,645 CAD 27,000 BNP Paribas SA 06/16/21 158
USD 1,089,729 CNY 7,191,665 Standard Chartered Bank 06/16/21 278
USD 119,601 EUR 101,439 Bank of America NA 06/16/21 458
4,805
EUR 10,000 USD 11,810 JPMorgan Chase Bank NA 04/22/21 (78)
JPY 1,090,528 USD 10,000 ANZ Banking Group Ltd. 04/22/21 (149)
USD 10,000 IDR 146,140,000 Goldman Sachs International 04/22/21 (9)
USD 10,000 MXN 209,315 Credit Suisse International 04/22/21 (222)
USD 10,000 MXN 206,779 Standard Chartered Bank 04/22/21 (98)
USD 10,000 RUB 760,826 BNP Paribas SA 04/22/21 (44)
USD 10,000 ZAR 149,684 Natwest Markets plc 04/22/21 (117)
USD 10,000 ZAR 148,147 UBS AG 04/22/21 (13)
RUB 307,525 USD 4,056 Barclays Bank plc 05/19/21 (9)
RUB 1,007,000 USD 13,352 BNP Paribas SA 05/19/21 (99)
RUB 357,300 USD 4,736 Credit Suisse International 05/19/21 (34)
RUB 531,114 USD 7,127 JPMorgan Chase Bank NA 05/19/21 (137)
RUB 227,523 USD 3,046 UBS AG 05/19/21 (52)
USD 10,862 MXN 226,026 Barclays Bank plc 05/26/21 (134)

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 6,503 MXN 133,912 UBS AG 05/26/21 $ (12)
EUR 90,000 USD 106,881 Citibank NA 06/16/21 (1,174)
(2,381)
$ 2,424
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
EUR Currency ............... One-Touch Bank of America NA 05/06/21 USD 1.16 USD 1.16 EUR 32 $ 8,161
$ –
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
90-day Eurodollar June 2021 Futures .............. 16 06/11/21 USD 99.25 USD 4,000 $ 32,600
90-day Eurodollar September 2021 Futures .......... 47 09/10/21 USD 99.38 USD 11,750 51,994
90-day Eurodollar September 2021 Futures .......... 155 09/10/21 USD 99.75 USD 38,750 56,188
90-day Eurodollar December 2021 Futures .......... 59 12/10/21 USD 99.38 USD 14,750 14,750
$ 155,532
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ........................... Citibank NA 05/06/21 USD 1.18 EUR 450 $ 5,563
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
2.25% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 02/22/22 2.25 % USD 1,300 $ 24,130
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
U.S. Treasury 5 Year Note ....................... 16 04/23/21 USD 124.50 USD 1,600 $ (625)

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
OTC Currency Options Written
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
EUR Currency ............................. Bank of America NA 05/06/21 USD 1.16 EUR 675 $ (1,773)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
5-Year Interest Rate Swap
(a)
. 1.03% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 06/02/21 1.03 % USD 900 $ (3,097)
10-Year Interest Rate Swap
(a)
1.75% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 03/02/22 1.75 USD 200 (3,510)
10-Year Interest Rate Swap
(a)
1.84% Semi-Annual 3 month LIBOR Quarterly Deutsche Bank AG 02/16/23 1.84 USD 50 (1,135)
10-Year Interest Rate Swap
(a)
1.93% Semi-Annual 3 month LIBOR Quarterly Bank of America NA 02/23/23 1.93 USD 50 (1,281)
(9,023)
Put
5-Year Interest Rate Swap
(a)
. 3 month LIBOR Quarterly 1.03% Semi-Annual Deutsche Bank AG 06/02/21 1.03 USD 900 (6,762)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.75% Semi-Annual Deutsche Bank AG 03/02/22 1.75 USD 200 (8,174)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.84% Semi-Annual Deutsche Bank AG 02/16/23 1.84 USD 50 (2,992)
10-Year Interest Rate Swap
(a)
3 month LIBOR Quarterly 1.93% Semi-Annual Bank of America NA 02/23/23 1.93 USD 50 (2,764)
(20,692)
$ (29,715)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
28 day MXIBTIIE Monthly 4.29% Monthly 01/13/23 MXN 1,663 $ (994) $ — $ (994)
28 day MXIBTIIE Monthly 4.18% Monthly 02/16/23 MXN 798 (610) — (610)
28 day MXIBTIIE Monthly 5.22% Monthly 03/29/23 MXN 814 103 — 103
28 day MXIBTIIE Monthly 4.68% Monthly 02/27/24 MXN 1,087 (1,151) — (1,151)
28 day MXIBTIIE Monthly 5.47% Monthly 03/21/24 MXN 264 (5) — (5)
28 day MXIBTIIE Monthly 5.50% Monthly 03/21/24 MXN 264 6 — 6
2.85% Semi-Annual 3 month LIBOR Quarterly 12/21/28 USD 300 (31,356) — (31,356)
1.61% Semi-Annual 3 month LIBOR Quarterly 10/01/29 USD 400 (1,667) — (1,667)
3 month LIBOR Quarterly 1.59% Semi-Annual 01/11/51 USD 100 (13,998) — (13,998)
3 month LIBOR Quarterly 1.90% Semi-Annual 02/19/51 USD 160 (11,308) — (11,308)
1.50% Semi-Annual 3 month LIBOR Quarterly 03/08/51 USD 308 50,465 — 50,465
$ (10,515) $ — $ (10,515)
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1 month USCPI At Termination 2.32% At Termination 01/25/31 USD 280 $ (5,752) $ — $ (5,752)
1 month USCPI At Termination 2.34% At Termination 01/25/31 USD 280 (5,382) — (5,382)
UK Retail Price Index All
Items Monthly At Termination 3.33% At Termination 11/15/40 GBP 23 (2,605) — (2,605)

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
i
Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UK Retail Price Index All
Items Monthly At Termination 3.38% At Termination 12/15/40 GBP 70 $ (6,479) $ — $ (6,479)
$ (20,218) $ — $ (20,218)
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1 month USCPI ....................................... U.S. Consumer Price Index 1.70%
28 day MXIBTIIE ...................................... Mexico Interbank TIIE 28-Day 4.29
3 month LIBOR ....................................... London Interbank Offered Rate 0.19
Glossary of Terms Used in this Report
Currency Abbreviations
CAD Canadian Dollar
CNY Chinese Yuan
EUR Euro
GBP British Pound
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
MXN Mexican Peso
RUB New Russian Ruble
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviations
LIBOR London Interbank Offered Rate
MXIBTIIE Mexico Interbank TIIE 28-Day
OTC Over-the-counter
TBA To-be-announced

BlackRock U.S. Government Bond V.I. Fund

Schedule of Investments
(unaudited) (continued)
March 31, 2021
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•     Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•     Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities
      (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
•     Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
      (including the BlackRock Global Valuation Methodologies Committee's (the "Global Valuation Committee's") assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for
Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets:
Investments:
Long-Term Investments ...................................... $ — $ 71,967,009 $ — $ 71,967,009
Short-Term Securities:
Certificates of Deposit ..................................... — 1,200,507 — 1,200,507
Money Market Funds ...................................... 1,325,851 — — 1,325,851
U.S. Government Sponsored Agency Securities .................... — 4,899,053 — 4,899,053
Options Purchased:
Foreign currency exchange contracts ........................... — 13,724 — 13,724
Interest rate contracts ...................................... 155,532 24,130 — 179,662
Liabilities:
Investments:
TBA Sale Commitments .................................... — (9,861,840) — (9,861,840)
$ 1,481,383 $ 68,242,583 $ — $ 69,723,966
Derivative Financial Instruments
(a)
Assets:
Foreign currency exchange contracts ............................ $ — $ 4,805 $ — $ 4,805
Interest rate contracts ....................................... 59,631 50,574 — 110,205
Liabilities:
Foreign currency exchange contracts ............................ — (4,154) — (4,154)
Interest rate contracts ....................................... (47,509) (90,804) — (138,313)
Other contracts ........................................... — (20,218) — (20,218)
$ 12,122 $ (59,797) $ — $ (47,675)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $3,761,405 are categorized as Level 2 within the fair value hierarchy.